Fair Value of Financial Instruments - Fair Value of Commodity Derivative Assets and Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2019	Mar. 31, 2018
Derivative assets (liabilities)
Net commodity derivative asset (liability)	$ 7,700	$ (7,037)
Prepaid expenses and other current assets
Derivative assets (liabilities)
Net commodity derivative asset (liability)	8,600
Accrued expenses and other payables
Derivative assets (liabilities)
Net commodity derivative asset (liability)	4,900
Commodity contracts
Assets:
Derivative assets	12,636	9,848
Netting of counterparty contracts, assets	(1,577)	(664)
Net cash collateral provided (held)	1,740	(4,718)
Commodity derivatives	12,799	4,466
Liabilities:
Derivative liabilities	(6,468)	(15,909)
Netting of counterparty contracts, liabilities	1,577	664
Net cash collateral provided (held)	(208)	3,742
Commodity derivatives	(5,099)	(11,503)
Derivative assets (liabilities)
Net commodity derivative asset (liability)	7,700	(7,037)
Commodity contracts | Prepaid expenses and other current assets
Derivative assets (liabilities)
Net commodity derivative asset (liability)	12,799	4,466
Commodity contracts | Accrued expenses and other payables
Derivative assets (liabilities)
Net commodity derivative asset (liability)	(4,960)	(8,321)
Commodity contracts | Other noncurrent liabilities
Derivative assets (liabilities)
Net commodity derivative asset (liability)	(139)	(3,182)
Level 1 | Commodity contracts
Assets:
Derivative assets	3,754	2,835
Liabilities:
Derivative liabilities	(1,349)	(4,406)
Level 2 | Commodity contracts
Assets:
Derivative assets	8,882	7,013
Liabilities:
Derivative liabilities	$ (5,119)	$ (11,503)